Shareholders' Equity (Tables)	9 Months Ended
Sep. 30, 2020
Shareholders' Equity [Abstract]
Summary Of Stock Option Activity

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2020	3,495,601	$0.46
Options granted	1,095,356	0.23
Options cancelled/expired	(1,235,268)	0.49
Balance at September 30, 2020	3,355,689	$0.37
Exercisable, September 30, 2020	2,118,500	$0.44
Vested and expected to vest	3,021,463	$0.39

Summary Of Restricted Stock Activity

	Restricted Shares	Weighted-Average Grant Date Fair Value	Weighted-Average Contractual Life
Non-vested restricted stock at January 1, 2020	149,824	$0.33	9.1
Vested	(149,824)	0.33	—
Non-vested restricted stock at September 30, 2020	—	$—	—

Summary Of Stock-Based Compensation Expense

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Type of awards:
Stock options	$55	$24	$118	$79
Restricted stock	2	(10)	12	24
	$57	$14	$130	$103

Income statement account:
Selling and marketing	$36	12	$52	$37
General and administrative	21	2	78	66
	$57	$14	$130	$103

Summary Of Weighted-Average Assumptions

	Nine months ended September 30,
	2020		2019
Expected dividend yield	—		—
Expected stock price volatility	73.1%		65.4%
Risk-free interest rate	0.7%		2.6%
Expected term (in years)	5.4	years	6.0	years
Weighted-average grant date fair-value	$0.14		$0.17